Columbia International Dividend Income Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia International Dividend Income Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 1.2%
Telstra Corp., Ltd.	2,476,433	6,377,344
Canada 9.7%
Canadian National Railway Co.	58,290	6,513,259
Canadian Natural Resources Ltd.	105,494	3,572,351
Manulife Financial Corp.	486,247	15,646,175
Nutrien Ltd.	116,660	5,456,160
Royal Bank of Canada	124,453	15,655,628
TC Energy Corp.	112,543	5,506,372
Total		52,349,945
Denmark 0.8%
Novo Nordisk A/S, Class B	43,019	4,610,340
France 9.1%
AXA SA	370,428	12,910,485
BNP Paribas SA	186,546	11,150,930
Cie de Saint-Gobain SA	69,434	6,339,979
Schneider Electric SE	34,469	8,879,943
TotalEnergies SE	166,901	9,700,319
Total		48,981,656
Germany 11.1%
Adidas AG	27,417	6,483,547
Deutsche Telekom AG, Registered Shares	439,989	14,075,663
E.ON SE	587,320	7,569,893
SAP SE	71,994	17,096,119
Siemens AG, Registered Shares	76,244	14,810,998
Total		60,036,220
Hong Kong 2.6%
AIA Group Ltd.	1,173,400	8,835,232
Hong Kong Exchanges and Clearing Ltd.	137,300	5,168,823
Total		14,004,055
Indonesia 1.3%
PT Bank Rakyat Indonesia Persero Tbk	26,481,452	7,133,969
Ireland 3.9%
Bank of Ireland Group PLC	1,043,595	9,148,753
Smurfit WestRock PLC	219,610	12,113,784
Total		21,262,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 11.2%
Komatsu Ltd.	222,900	6,035,255
Mitsubishi Electric Corp.	504,200	8,560,992
Mizuho Financial Group, Inc.	194,900	4,921,134
ORIX Corp.	609,600	13,722,209
Renesas Electronics Corp.	204,300	2,679,617
SMC Corp.	12,200	5,205,725
Tokyo Electron Ltd.	67,800	10,629,832
Toyota Motor Corp.	507,100	8,664,562
Total		60,419,326
Mexico 1.0%
Grupo Financiero Banorte SAB de CV, Class O	798,342	5,355,983
Netherlands 3.7%
Akzo Nobel NV	100,448	5,865,046
Shell PLC	431,645	14,002,403
Total		19,867,449
Norway 0.8%
Equinor ASA	171,664	4,160,707
Singapore 1.7%
DBS Group Holdings Ltd.	294,580	9,347,564
South Africa 2.3%
Anglo American PLC	390,876	12,551,916
South Korea 2.1%
Samsung Electronics Co., Ltd.	286,035	11,247,819
Spain 3.8%
Iberdrola SA	884,057	12,606,310
Industria de Diseno Textil SA	140,905	7,775,593
Total		20,381,903
Switzerland 6.9%
DSM-Firmenich AG	76,836	8,439,973
Nestlé SA, Registered Shares	104,219	9,050,350
Novartis AG, ADR	76,142	8,053,539
SGS SA, Registered Shares	74,516	7,401,964
TE Connectivity PLC	29,957	4,527,102
Total		37,472,928

Columbia International Dividend Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia International Dividend Income Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	570,000	17,761,518
United Kingdom 13.8%
Ashtead Group PLC	80,079	6,418,007
BT Group PLC	5,494,839	11,144,332
ConvaTec Group PLC	2,205,795	6,615,989
Diageo PLC	265,827	7,941,517
Pearson PLC	412,281	6,469,063
Reckitt Benckiser Group PLC	104,213	6,464,340
Taylor Wimpey PLC	2,813,123	4,694,204
Unilever PLC	247,786	14,827,969
WPP PLC	895,181	9,791,548
Total		74,366,969
United States 7.9%
CRH PLC	47,411	4,864,213
GSK PLC	564,773	9,594,537
Linde PLC	10,935	5,040,926
Medtronic PLC	108,104	9,355,320
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	46,937	13,637,585
Total		42,492,581
Total Common Stocks (Cost $464,578,110)		530,182,729

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(a),(b)	4,062,267	4,061,455
Total Money Market Funds (Cost $4,061,046)		4,061,455
Total Investments in Securities (Cost $468,639,156)		534,244,184
Other Assets & Liabilities, Net		5,502,180
Net Assets		$539,746,364
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	10,755,901	17,142,387	(23,836,850)	17	4,061,455	469	115,833	4,062,267
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia International Dividend Income Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT154_08_R01_(01/25)